Investments, at Fair Value - Reconciliation of Investment Income (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
(Loss) gain from change in NAV of alternative assets			$ (10,811)	$ 2,091			$ (54,010)	$ 15,534	$ (17,558)
Gain on repurchase options (see Note 6)			0	0			0	0	61,664
Gain on Collateral Swap (see Note 4)			0	0			0	0	88,514
Investment income (loss), net	$ (13)	$ (17,099)	$ (10,811)	$ 2,091	$ 487	$ (42,216)	$ (54,010)	$ 15,534	$ 132,620